Investments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Investments [Abstract]
Fair Value Of Common Share [Table Text Block]	The fair value of the common shares is determined based on the closing price on the LSE at each period end.

	Cost	Accumulated unrealized loss	Foreign exchange loss	Fair value
Anglo Pacific common shares	$985	$25	$48	$912